Offerings - Offering: 1	Apr. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon the exercise of warrants (secondary offering)
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 2,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.20
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Consists of 100,000 shares of common stock, par value $0.0001 per share ("Common Stock") of Scilex Holding Company, a Delaware corporation (the "Company") underlying a warrant to purchase common stock at an exercise price of $20.00 per share, issued to an investor in February 2026. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) under the Securities Act.